Note 12 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	December 31, 2023		December 31, 2022
	RSUs	PUs	RSUs	PUs
Risk free rate	–	3.88%	3.88%	3.88%
Fair value (USD)	–	12.20	12.52	12.42
Share price (USD)	–	12.20	12.40	12.42
Performance multiplier percentage	–	93-100%	–	93-100%
Volatility	–	0.90	1.29	0.91
Share units granted:	RSUs	PUs	RSUs	PUs
Grant - January 11, 2019	–	–	–	95,740
Grant - March 23, 2019	–	–	–	28,287
Grant - June 8, 2019	–	–	–	14,672
Grant - January 11, 2020	17,585	69,678	17,585	114,668
Grant - March 31, 2020	–	696	–	1,971
Grant - June 1, 2020	–	–	–	1,740
Grant - September 9, 2020	–	697	–	1,611
Grant - September 14, 2020	–	5,300	–	20,686
Grant - October 5, 2020	–	230	–	514
Grant - January 11, 2021	–	56,244	–	78,875
Grant - April 1, 2021	–	–	–	770
Grant - May 14, 2021	–	964	–	2,389
Grant - June 1, 2021	–	1,310	–	1,692
Grant - June 14, 2021	–	398	–	507
Grant - August 13, 2021	–	–	–	2,283
Grant - September 1, 2021	–	–	–	553
Grant - September 6, 2021	–	458	–	531
Grant - September 20, 2021	–	460	–	526
Grant - October 1, 2021	–	1,016	–	2,530
Grant - October 11, 2021	–	450	–	500
Grant - November 12, 2021	–	1,846	–	1,998
Grant - December 1, 2021	–	900	–	936
Grant - January 11, 2022	–	75,198	–	96,359
Grant - January 12, 2022	–	825	–	825
Grant - May 13, 2022	–	2,040	–	2,040
Grant - June 1, 2022	–	1,297	–	1,297
Grant - July 1, 2022	–	2,375	–	2,375
Grant - October 1, 2022	–	2,024	–	2,024
Grant - April 7, 2023	–	79,521	–	–
Grant - May 15, 2023	–	581	–	–
Grant - June 1, 2023	–	617	–	–
Grant - June 7, 2023	–	572	–	–
Grant - August 10, 2023	–	5,514	–	–
Grant - September 1, 2023	–	1,617	–	–
Grant - October 3, 2023	–	14,258	–	–
RSU dividends reinvested	1,980	–	1,980	–
Settlements/terminations	(19,565)	(144,772)	–	(254,491)
Total awards outstanding	-	182,314	19,565	224,408
Grant date	January 24, 2022	April 7, 2023
Number of units – remaining at reporting date	113,693	80,773
Share price (USD) - grant date	11.50	16.91
Fair value (USD) - grant date	10.15	15.33
Performance multiplier percentage at grant date	100%	100%